PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

	December 31,
	2024	2023
Computer equipment	$21	$21
Furniture and fixtures	13	13
	34	34
Accumulated depreciation	(30)	(26)
	$4	$8

	September 30, 2025	December 31, 2024
Computer equipment	$21	$21
Furniture and fixtures	13	13
	34	34
Accumulated depreciation	(33)	(30)
	$1	$4